Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Recent Accounting Pronouncements Not Yet Adopted
Recent Accounting Pronouncements Not Yet Adopted:

In May 2026, the FASB issued Accounting Standards Update No. 2026-02, Environmental Credits and Environmental Credit Obligations (Topic 818), which establishes guidance for the recognition, measurement, presentation and disclosure of environmental credits and related environmental credit obligations. The amendments are effective for annual reporting periods beginning after December 15, 2027, including interim periods within those annual reporting periods, with early adoption permitted, and are required to be applied retrospectively. The Company is currently evaluating the impact of adopting this guidance on its unaudited interim condensed consolidated financial statements and related disclosures.

In April 2026, the FASB issued ASU No. 2026-01, “Equity (Topic 505): Initial Measurement of Paid-in-Kind Dividends on Equity-Classified Preferred Stock.” The amendments in this Update require an issuer to initially measure paid-in-kind (PIK) dividends on equity-classified preferred stock on the basis of the PIK dividend rate stated in the preferred stock agreement (for example, by multiplying the stated PIK dividend rate by the liquidation preference of the shares), addressing the prior absence of authoritative guidance and the resulting diversity in practice. The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted for any interim or annual period for which financial statements have not yet been issued or made available for issuance, provided that adoption in an interim period is applied as of the beginning of that fiscal year. The Company evaluated the impact of this ASU on its unaudited interim condensed consolidated financial statements and determined that there is no material effect on its results of operations.